Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Common Stock
a.	As of December 31, 2019 and 2020, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	476,850,000	Ps.	5,257,319
Series BB	84,150,000		927,763
Total	561,000,000	Ps.	6,185,082

       As of December 31, 2021, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	446,739,215	Ps.	144,823
Series BB	78,836,332		25,558
Total	525,575,547	Ps.	170,381

Schedule of Shareholders Equity Tax Account	The balances of Shareholders’ equity tax accounts as of December 31, 2019, 2020 and 2021 were as follows:

	2019		2020		2021
Contributed capital account	Ps.	25,621,413	Ps.	26,428,488	Ps.	21,903,565
Net tax income account		4,840,176		6,826,301		11,743,049
Stockholders equity tax account	Ps.	30,461,589	Ps.	33,254,789	Ps.	33,646,614